Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

25.	FAIR VALUE MEASUREMENTS

The Company has categorized its assets and liabilities that are measured at fair value on a recurring and non-recurring basis into a three-level fair value hierarchy, based on the reliability of the inputs used to determine fair value as follows:

•	Level 1: refers to fair values determined based on quoted market prices in active markets for identical assets;

•	Level 2: refers to fair values estimated using observable market based inputs or unobservable inputs that are corroborated by market data; and

•	Level 3: includes fair values estimated using unobservable inputs that are not corroborated by market data.

The following methods and assumptions were used by the Company in estimating its fair value disclosure for financial instruments:

Long-term debt (excluding related fair value hedges)-Fair values are based on quoted market values and so classified as Level 1 measurements.

Derivative financial instruments-Market values have been used to determine the fair value of interest rate swaps and forward foreign exchange contracts based on estimated amounts the Company would receive or have to pay to terminate the agreements, taking into account the current interest rate environment or current foreign currency forward rates. Such financial instruments are classified as Level 2 in the fair value hierarchy.

Financial instruments measured at fair value on a recurring basis

The following table presents, for each of the fair-value hierarchy levels, the Company's assets and liabilities that are measured at fair value on a recurring basis.

	December 31, 2014
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
		(millions)
Assets at fair value:
Derivative financial instruments	—	26	—	26
Total assets	$—	$26	$—	$26
Liabilities at fair value:
Derivative financial instruments	$—	$21	$—	$21
Total liabilities	$—	$21	$—	$21

	December 31, 2013
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
		(millions)
Assets at fair value:
Derivative financial instruments	—	23	—	23
Total assets	$—	$23	$—	$23
Liabilities at fair value:
Derivative financial instruments	$—	$2	$—	$2
Total liabilities	$—	$2	$—	$2

Fair value information about financial instruments not measured at fair value
The following table presents the carrying values and estimated fair values of the Company's financial instruments not measured at fair value. The fair value amounts shown below are not necessarily indicative of the amounts that the Company would realize upon disposition nor do they indicate the Company’s intent or ability to dispose of the financial instrument.

	December 31,
	2014		2013
	Carrying amount	Fair value	Carrying amount	Fair value
		(millions)
Assets:
Cash and cash equivalents	$635	$635	$796	$796
Fiduciary funds (included within Fiduciary assets)	$1,888	$1,888	$1,662	$1,662
Liabilities:
Current portion of long-term debt	$167	$169	$15	$15
Long-term debt	2,142	2,327	2,311	2,444

Financial instruments measured at fair value on a non-recurring basis

The remeasurement of goodwill is classified as non-recurring level 3 fair value assessment due to the significance of unobservable inputs developed using company-specific information, see Note 12 - Goodwill.